Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000216959 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000216959 | LHOME Mortgage Trust 2023-RTL1
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000216959 | Extended Stay America Trust 2021-ESH
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000216959 | Saluda Grade Alternative Mortgage Trust 2024-RTL5
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000216959 | LHOME Mortgage Trust 2022-RTL3
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000216959 | BXSC Commercial Mortgage Trust 2022-WSS
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000216959 | MFA 2023-RTL2 Trust
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000216959 | Dominion Mortgage Trust 2021-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000216959 | Pagaya AI Debt Trust 2024-3
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000216959 | Saluda Grade Alternative Mortgage Trust 2024-RTL4
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000216959 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.45%
C000216959 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.98%
C000216959 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000216959 | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000216959 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000216959 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000216959 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000216959 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000216959 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216959 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216959 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000216960 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000216960 | LHOME Mortgage Trust 2023-RTL1
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000216960 | Extended Stay America Trust 2021-ESH
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000216960 | Saluda Grade Alternative Mortgage Trust 2024-RTL5
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000216960 | LHOME Mortgage Trust 2022-RTL3
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000216960 | BXSC Commercial Mortgage Trust 2022-WSS
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000216960 | MFA 2023-RTL2 Trust
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000216960 | Dominion Mortgage Trust 2021-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000216960 | Pagaya AI Debt Trust 2024-3
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000216960 | Saluda Grade Alternative Mortgage Trust 2024-RTL4
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000216960 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.45%
C000216960 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.98%
C000216960 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000216960 | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000216960 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000216960 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000216960 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000216960 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000216960 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216960 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216960 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%